Annual Total Returns[BarChart] - GROWTH EQUITY FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.43%)	17.21%	34.52%	9.93%	5.44%	(1.30%)	32.06%	0.99%	34.42%	35.39%